Loss Per Common Share (Details) - shares		12 Months Ended
	Jan. 03, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Common shares
Shares with anti-dilutive effect, not included in calculation of earnings per share		569,998	843,097	664,709
Convertible Preferred Stock
Shares with anti-dilutive effect, not included in calculation of earnings per share		1,549	227,496	349,900